Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about unconsolidated structured entities controlled by investment entity [abstract]
Schedule of Other Investments

Non-current	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2023 £m	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2022 £m
1 January	1,153	314	1,467	1,927	199	2,126
Exchange adjustments	(26)	(15)	(41)	75	25	100
Additions	93	29	122	87	63	150
Net fair value movements through other comprehensive income	(253)	–	(253)	(716)	–	(716)
Net fair value movements through profit or loss	–	(122)	(122)	–	27	27
Held for sale	(16)	–	(16)	–	–	–
Disposals	(20)	–	(20)	(220)	–	(220)
31 December	931	206	1,137	1,153	314	1,467